Intangible Assets	12 Months Ended
Dec. 31, 2016
Intangible Assets [Abstract]
Intangible Assets

6.Intangible Assets

Amortization of definite-lived intangible assets for the years ended December 31, 2016, 2015, 2014, was $359,000, $1.1 million and  $720,000 respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):

2017	$162
2018	128
2019	96
2020	66
2021	26
Thereafter	35

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2016
Referral networks	$21,729	$(21,528)	$201
Covenants not to compete	9,533	(9,295)	238
Customer lists	1,215	(1,215)	-
Reacquired franchise rights	1,261	(1,187)	74
Subtotal - definite-lived intangibles	33,738	(33,225)	513
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	3,102	-	3,102
Total	$88,290	$(33,225)	$55,065

December 31, 2015
Referral networks	$21,729	$(21,473)	$256
Covenants not to compete	9,533	(9,220)	313
Customer lists	1,215	(1,215)	-
Reacquired franchise rights	1,260	(958)	302
Subtotal - definite-lived intangibles	33,737	(32,866)	871
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,790	-	2,790
Total	$87,977	$(32,866)	$55,111